Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Total Capital to risk weighted assets, Actual Amount		$ 41,528	$ 37,898
Tier 1 (Core) Capital to risk weighted assets, Actual Amount		37,694	34,520
Common equity tier 1 capital to risk-weighted assets, Actual Amount		37,694
Tier 1 (Core) Capital to adjusted total assets, Actual Amount		$ 37,694	$ 34,520
Total Capital to risk weighted assets, Actual Ratio		13.67%	14.18%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio		12.40%	12.92%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio		12.40%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio		11.12%	11.03%
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount		$ 24,310	$ 21,379
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount		18,233	10,690
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount		13,675
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount		$ 13,557	$ 12,515
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio		8.00%	8.00%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio		6.00%	4.00%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio		4.50%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio		4.00%	4.00%
Capital Required to be Well Capitalized		$ 30,388	$ 26,724
Tier One Risk Based Capital Required to be Well Capitalized		24,310	16,034
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Amount		19,752
Tier One Leverage Capital Required to be Well Capitalized		$ 16,946	$ 15,643
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		8.00%	6.00%
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Ratio		6.50%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		5.00%	5.00%
CF Bank [Member]
Total Capital to risk weighted assets, Actual Amount	[1]		$ 32,069
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	[1]		$ 25,029
Total Capital to risk weighted assets, Actual Ratio	[1]		12.00%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	[1]		8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets		12.00%	12.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		8.00%	8.00%

[1]	The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.